Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 385
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
Accounting guidance on fair value measurements establishes a hierarchy of inputs employed to determine fair value measurements, which has three levels.
Level 1 inputs are quoted prices in active markets for identical assets and liabilities. Level 1 inputs are considered to be the most reliable evidence of fair value as they are based on unadjusted quoted market prices from various financial information service providers and securities exchanges.
Level 2 inputs are directly or indirectly observable prices that are not quoted on active exchanges, which include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 inputs are unobservable inputs employed for measuring the fair value of assets or liabilities.
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period. PPG evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the years ended, December 31, 2025 and 2024, there were no transfers between levels.
The financial assets that are reported at fair value on a recurring basis as of December 31, 2025 and 2024, were as follows:

	December 31, 2025
($ in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents	$690	$—	$—	$690
Mutual funds (a)	6,387	—	—	6,387
PPG Industries, Inc. common stock (b)	974	—	—	974
Total Investments at fair value	$8,051	$—	$—	$8,051

	December 31, 2024
($ in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,767	$—	$—	$1,767
Mutual funds (a)	11,072	—	—	11,072
PPG Industries, Inc. common stock (b)	1,712	—	—	1,712
Total Investments at fair value	$14,551	$—	$—	$14,551
(a)The fair value of mutual funds is valued at the daily closing price as reported by the fund.
(b)The fair value of PPG Industries, Inc. common stock is valued at the closing price reported on the active market on which the individual securities are traded.